FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
Summary of the Company's financial assets and liabilities measured and recorded at fair value on recurring basis

	As of December 31, 2018				As of December 31, 2019
	Fair Value Measurement at the Reporting Date				Fair Value Measurement at the Reporting Date
	using				using
	Quoted				Quoted
	price in				price in
	active				active
	markets	Significant			markets	Significant
	for	other	Significant		for	other	Significant
	identical	observable	unobservable		identical	observable	unobservable
	assets	inputs	in puts		assets	inputs	in puts
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-term investments	—	—	—	—	—	1,436	—	1,436
Long-term investments-Convertible debt	—	—	2,000	2,000	—	—	—	—
Contingent consideration	—	—	(105,670)	(105,670)	—	—	(1,032)	(1,032)
Total	$—	$—	$(103,670)	$(103,670)	$—	$1,436	$(1,032)	$404

Summary of additional information about the reconciliation of the fair value measurements using significant unobservable inputs level 3
(1)	For contingent consideration resulting from the acquisition of the used car dealerships:

Planed Offering date	April 30, 2019
Discount rate (from acquisition date to Offering date)	15%
Discount rate (from Offering date to the last settlement date)	2.75%
Offering probability as of December 31, 2018	80%

(2)	For contingent consideration resulting from acquisition of the after sales service centers:

Planed Offering date	April 30, 2019
Discount rate (from acquisition date to the last settlement date)	15%
Offering probability as of December 31, 2018	80%

In connection with the Kaixin Offering closing on April 30, 2019, the dealers and after-sale service center operators became entitled to a minimum number of 4.18 million shares of KAH based on their historical performance. Because such share consideration payment will be delivered, without being affected by the outcome of the other consideration payment triggers, the fair value of US$ 20.8 million related to this consideration payment was reclassified from liability classified contingent consideration to equity classified contingent consideration, such fair value is calculated based on the number of shares multiplied by the share price upon the closing of Kaixin Offering.

As of December 31, 2019, contingent consideration was related to certain consideration payment triggers, such as the performance of each dealer and after-sale service center operator for each of the five years’ following April 30, 2019, KAH’s performance in 2019 and 2020 and KAH’s share price from May 1, 2019 to October 31, 2021 (earnout shares and indemnification condition as mentioned in Note 1. The fair value of the contingent consideration was estimated with the following key assumptions 1) none of the dealer or after-sale service center operator will meet any performance condition for each of the five years’ following April 30, 2019 2) Renren Inc. will not receive any earnout shares and 3) Renren Inc. will receive the indemnification shares.

The following is a reconciliation of the beginning and ending balances for contingent consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the nine months ended December 31, 2018 and 2019:

Amounts
Balance at January 1, 2018	$66,794
Contingent consideration resulting from new acquisitions	14,113
Fair value change	29,604
Exchange difference	(4,841)
Balance at December 31, 2018	$105,670
Fair value change	(86,256)
Exchange difference	2,467
Contingent liability reclassified into equity	(20,849)
Balance at December 31,2019	$1,032